As filed with the Securities and Exchange	Registration No. 333-133944
Commission on March 25, 2021	Registration No. 811-05626

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ______	☐
Post-Effective Amendment No. 48	☒
AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Post-Effective Amendment No. 466	☒
(Check appropriate box or boxes.)

Separate Account B
(Exact Name of Registrant)

Venerable Insurance and Annuity Company
(Name of Depositor)

699 Walnut Street, Suite 1350
Des Moines, Iowa 50309-3942
(Address of Depositor’s Principal Executive Offices) (Zip Code)

800-366-0066
(Depositor’s Telephone Number, including Area Code)

J. Neil McMurdie
Vice President and Senior Counsel
Venerable Insurance and Annuity Company
1475 Dunwoody Drive, Suite 200
West Chester, Pennsylvania 19380
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 23, 2021, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ________________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Deferred Combination Variable and Fixed Annuity Contract

EXPLANATORY NOTE

This Post-Effective Amendment No. 48 to the Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 47 to the Registration Statement filed on February 25, 2021.

Post-Effective Amendment No. 47 to the Registration Statement on Form N-4 was filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 46 to the Registration Statement filed on January 28, 2021.

Post-Effective Amendment No. 46 to the Registration Statement on Form N-4 was filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 45 to the Registration Statement filed on December 30, 2020.

Post-Effective Amendment No. 45 to the Registration Statement on Form N-4 was filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 44 to the Registration Statement filed on December 3, 2020.

Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 was filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 43 to the Registration Statement filed on September 15, 2020.

Post-Effective Amendment No. 43  to the Registration Statement on Form N-4 was filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act for the purpose of receiving comments from the staff of the U.S. Securities and Exchange Commission (“SEC”) to the Registration Statement, which had been updated and revised to address the changes required by new Form N-4 and in anticipation of developing and utilizing an Updating Summary Prospectuses (“USP”) for the Contracts under Rule 498A of the 1933 Act.

This Post-Effective Amendment No. 48 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No 43 to the Registration Statement.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B of Venerable Insurance and Annuity Company, has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-133944) to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Glastonbury, State of Connecticut, on the 25th day of March, 2021.

SEPARATE ACCOUNT B
(Registrant)
By:	VENERABLE INSURANCE AND ANNUITY COMPANY
(Depositor)

	By:	Patrick D. Lusk*
Patrick D. Lusk President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 48 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title

Patrick D. Lusk*	President and Chief Executive Officer
Patrick D. Lusk	(principal executive officer)

David P. Wiland*	Executive Vice President and Chief Financial Officer
David P. Wiland

Gregory S. Smith*	Senior Vice President and Chief Accounting Officer
Gregory S. Smith	(principal accounting officer)

Peter C. Aberg*	Director
Peter C. Aberg		March 25, 2021

Susan L. Gooding*	Director
Susan L. (Susy) Gooding

Daniel G. Kilpatrick*	Director
Daniel G. Kilpatrick

Brenna Haysom Romando*	Director
Brenna Haysom Romando

Nedim Sadaka*	Director
Nedim (Ned) Sadaka

Howard L. Shecter*	Director
Howard L. Shecter

Vishal N. Sheth*	Director
Vishal N. Sheth

By: /s/ J. Neil McMurdie
*Attorney-in-Fact

*	Executed by J. Neil McMurdie on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to this post-effective amendment.

EXHIBIT INDEX

Exhibit No.	Exhibit
(p)	Powers of Attorney

Exhibit (p) - Powers of Attorney

POWER OF ATTORNEY
Pursuant to Item 601(b)(24) of Regulation SK and Rule 462(b) of the Securities Act of 1933

The undersigned, on behalf of the company set forth below, hereby constitutes and appoints the individuals set forth below and each of them individually as my true and lawful attorneys with full power to them and each of them individually to sign for me and in my name and in the capacity indicated below any and all amendments to the Registration Statements listed below filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any and all documentation necessary to deregister any such Registration Statements or to deregister any of the entities (including any issuing separate account) associated with the issuance of any such Registration Statements. By signing below, I hereby revoke all prior Powers of Attorney executed by me in relation to the Registration Statements.

COMPANY:  Venerable Insurance and Annuity Company

INDIVIDUALS WITH POWER OF ATTORNEY:  J. Neil McMurdie, Jay Lemoncelli, Timothy Brown, Colleen M. Nagurney

REGISTRATION STATEMENTS FILED UNDER THE SECURITIES ACT OF 1933:

033-23351	033-59261	333-30180	333-66757	333-111684	333-133944
033-23458	333-28679	333-33914	333-70600	333-111685	333-196391
033-27766	333-28755	333-57218	333-90516	333-111686	333-202174
033-34827	333-28769	333-63692	333-101481	333-124953

REGISTRATION STATEMENTS FILED UNDER THE INVESTMENT COMPANY ACT OF 1940:

811-05626	811-05627	811-05790	811-08524	811-09026

I hereby ratify and confirm on this 13th day of November, 2019, my signature as it may be signed by my said attorneys to any such registration statements and any and all amendments thereto.

Signature

_______________   _____/s/ Patrick D. Lusk________________________
Patrick D. Lusk
President and Chief Executive Officer

Notary

State of New York
County of New York

On the 13th day of November in the year 2019, before me, the undersigned, personally appeared Patrick D. Lusk, personally known to me or proved to me on the basis of satisfactory evidence to be the individual whose name is subscribed to the within instrument and acknowledged to me that he executed the same in his capacity, and that by his signature on the instrument, the individual, or the person upon behalf of which the individual acted, executed the instrument.
Jack Stoerger Notary Public (Seal)	/s/ Jack Stoerger Notary Public, State of New York No. 01ST6277078 Qualified in New York County Commission Expires02/25/2021

POWER OF ATTORNEY
Pursuant to Item 601(b)(24) of Regulation SK and Rule 462(b) of the Securities Act of 1933

The undersigned, on behalf of the company set forth below, hereby constitutes and appoints the individuals set forth below and each of them individually as my true and lawful attorneys with full power to them and each of them individually to sign for me and in my name and in the capacity indicated below any and all amendments to the Registration Statements listed below filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any and all documentation necessary to deregister any such Registration Statements or to deregister any of the entities (including any issuing separate account) associated with the issuance of any such Registration Statements. By signing below, I hereby revoke all prior Powers of Attorney executed by me in relation to the Registration Statements.

COMPANY:  Venerable Insurance and Annuity Company

INDIVIDUALS WITH POWER OF ATTORNEY:  J. Neil McMurdie, Jay Lemoncelli, Timothy Brown, Colleen M. Nagurney

REGISTRATION STATEMENTS FILED UNDER THE SECURITIES ACT OF 1933:

033-23351	033-59261	333-30180	333-66757	333-111684	333-133944
033-23458	333-28679	333-33914	333-70600	333-111685	333-196391
033-27766	333-28755	333-57218	333-90516	333-111686	333-202174
033-34827	333-28769	333-63692	333-101481	333-124953

REGISTRATION STATEMENTS FILED UNDER THE INVESTMENT COMPANY ACT OF 1940:

811-05626	811-05627	811-05790	811-08524	811-09026

I hereby ratify and confirm on this 7th day of November, 2019, my signature as it may be signed by my said attorneys to any such registration statements and any and all amendments thereto.

Signature

____________ _______/s/ David P. Wiland______________________
David P. Wiland
Executive Vice President and Chief Financial Officer

Notary

State of New York
County of New York

On the 7th day of November in the year 2019, before me, the undersigned, personally appeared David P. Wiland, personally known to me or proved to me on the basis of satisfactory evidence to be the individual whose name is subscribed to the within instrument and acknowledged to me that he executed the same in his capacity, and that by his signature on the instrument, the individual, or the person upon behalf of which the individual acted, executed the instrument.
/s/ Patricia A. McCabe Notary Public (Seal)	Patricia A. McCabe Notary Public, State of New York No. 01MC4979287 Qualified in Nassau County Commission Expires March 25, 2023

POWER OF ATTORNEY
Pursuant to Item 601(b)(24) of Regulation SK and Rule 462(b) of the Securities Act of 1933

The undersigned, on behalf of the company set forth below, hereby constitutes and appoints the individuals set forth below and each of them individually as my true and lawful attorneys with full power to them and each of them individually to sign for me and in my name and in the capacity indicated below any and all amendments to the Registration Statements listed below filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any and all documentation necessary to deregister any such Registration Statements or to deregister any of the entities (including any issuing separate account) associated with the issuance of any such Registration Statements. By signing below, I hereby revoke all prior Powers of Attorney executed by me in relation to the Registration Statements.

COMPANY:  Venerable Insurance and Annuity Company

INDIVIDUALS WITH POWER OF ATTORNEY:  J. Neil McMurdie, Jay Lemoncelli, Timothy Brown, Colleen M. Nagurney

REGISTRATION STATEMENTS FILED UNDER THE SECURITIES ACT OF 1933:

033-23351	033-59261	333-30180	333-66757	333-111684	333-133944
033-23458	333-28679	333-33914	333-70600	333-111685	333-196391
033-27766	333-28755	333-57218	333-90516	333-111686	333-202174
033-34827	333-28769	333-63692	333-101481	333-124953

REGISTRATION STATEMENTS FILED UNDER THE INVESTMENT COMPANY ACT OF 1940:

811-05626	811-05627	811-05790	811-08524	811-09026

I hereby ratify and confirm on this 7th day of November, 2019, my signature as it may be signed by my said attorneys to any such registration statements and any and all amendments thereto.

Signature

______________ _____/s/ Gregory S. Smith______________________
Gregory S. Smith
Senior Vice President and Chief Accounting Officer

Notary

State of New York
County of New York

On the 7th day of November in the year 2019, before me, the undersigned, personally appeared Gregory S. Smith, personally known to me or proved to me on the basis of satisfactory evidence to be the individual whose name is subscribed to the within instrument and acknowledged to me that he executed the same in his capacity, and that by his signature on the instrument, the individual, or the person upon behalf of which the individual acted, executed the instrument.
/s/ Patricia A. McCabe Notary Public (Seal)	Patricia A. McCabe Notary Public, State of New York No. 01MC4979287 Qualified in Nassau County Commission Expires March 25, 2023

POWER OF ATTORNEY
Pursuant to Item 601(b)(24) of Regulation SK and Rule 462(b) of the Securities Act of 1933

The undersigned, on behalf of the company set forth below, hereby constitutes and appoints the individuals set forth below and each of them individually as my true and lawful attorneys with full power to them and each of them individually to sign for me and in my name and in the capacity indicated below any and all amendments to the Registration Statements listed below filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any and all documentation necessary to deregister any such Registration Statements or to deregister any of the entities (including any issuing separate account) associated with the issuance of any such Registration Statements. By signing below, I hereby revoke all prior Powers of Attorney executed by me in relation to the Registration Statements.

COMPANY:  Venerable Insurance and Annuity Company

INDIVIDUALS WITH POWER OF ATTORNEY:  J. Neil McMurdie, Jay Lemoncelli, Timothy Brown, Colleen M. Nagurney

REGISTRATION STATEMENTS FILED UNDER THE SECURITIES ACT OF 1933:

033-23351	033-59261	333-30180	333-66757	333-111684	333-133944
033-23458	333-28679	333-33914	333-70600	333-111685	333-196391
033-27766	333-28755	333-57218	333-90516	333-111686	333-202174
033-34827	333-28769	333-63692	333-101481	333-124953

REGISTRATION STATEMENTS FILED UNDER THE INVESTMENT COMPANY ACT OF 1940:

811-05626	811-05627	811-05790	811-08524	811-09026

I hereby ratify and confirm on this 7th day of November, 2019, my signature as it may be signed by my said attorneys to any such registration statements and any and all amendments thereto.

Signature

___________________/s/ Peter C Aberg______________________
Peter C. Aberg
Director

Notary

State of New York
County of New York

On the 7th day of November in the year 2019, before me, the undersigned, personally appeared Peter C. Aberg, personally known to me or proved to me on the basis of satisfactory evidence to be the individual whose name is subscribed to the within instrument and acknowledged to me that he executed the same in his capacity, and that by his signature on the instrument, the individual, or the person upon behalf of which the individual acted, executed the instrument.
/s/ Patricia A. McCabe Notary Public (Seal)	Patricia A. McCabe Notary Public, State of New York No. 01MC4979287 Qualified in Nassau County Commission Expires March 25, 2023

POWER OF ATTORNEY
Pursuant to Item 601(b)(24) of Regulation SK and Rule 462(b) of the Securities Act of 1933

The undersigned, on behalf of the company set forth below, hereby constitutes and appoints the individuals set forth below and each of them individually as my true and lawful attorneys with full power to them and each of them individually to sign for me and in my name and in the capacity indicated below any and all amendments to the Registration Statements listed below filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any and all documentation necessary to deregister any such Registration Statements or to deregister any of the entities (including any issuing separate account) associated with the issuance of any such Registration Statements. By signing below, I hereby revoke all prior Powers of Attorney executed by me in relation to the Registration Statements.

COMPANY:  Venerable Insurance and Annuity Company

INDIVIDUALS WITH POWER OF ATTORNEY:  J. Neil McMurdie, Jay Lemoncelli, Timothy Brown, Colleen M. Nagurney

REGISTRATION STATEMENTS FILED UNDER THE SECURITIES ACT OF 1933:

033-23351	033-59261	333-30180	333-66757	333-111684	333-133944
033-23458	333-28679	333-33914	333-70600	333-111685	333-196391
033-27766	333-28755	333-57218	333-90516	333-111686	333-202174
033-34827	333-28769	333-63692	333-101481	333-124953

REGISTRATION STATEMENTS FILED UNDER THE INVESTMENT COMPANY ACT OF 1940:

811-05626	811-05627	811-05790	811-08524	811-09026

I hereby ratify and confirm on this 7th day of November, 2019, my signature as it may be signed by my said attorneys to any such registration statements and any and all amendments thereto.

Signature

____________                __/s/ Susan L. Gooding______________________
Susan L. (Susy) Gooding
Director

Notary

State of New York
County of New York

On the 7th day of November in the year 2019, before me, the undersigned, personally appeared Susan L. (Susy) Gooding, personally known to me or proved to me on the basis of satisfactory evidence to be the individual whose name is subscribed to the within instrument and acknowledged to me that she executed the same in her capacity, and that by her signature on the instrument, the individual, or the person upon behalf of which the individual acted, executed the instrument.
/s/ Patricia A. McCabe Notary Public (Seal)	Patricia A. McCabe Notary Public, State of New York No. 01MC4979287 Qualified in Nassau County Commission Expires March 25, 2023

POWER OF ATTORNEY
Pursuant to Item 601(b)(24) of Regulation SK and Rule 462(b) of the Securities Act of 1933

The undersigned, on behalf of the company set forth below, hereby constitutes and appoints the individuals set forth below and each of them individually as my true and lawful attorneys with full power to them and each of them individually to sign for me and in my name and in the capacity indicated below any and all amendments to the Registration Statements listed below filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any and all documentation necessary to deregister any such Registration Statements or to deregister any of the entities (including any issuing separate account) associated with the issuance of any such Registration Statements. By signing below, I hereby revoke all prior Powers of Attorney executed by me in relation to the Registration Statements.

COMPANY:  Venerable Insurance and Annuity Company

INDIVIDUALS WITH POWER OF ATTORNEY:  J. Neil McMurdie, Jay Lemoncelli, Timothy Brown, Colleen M. Nagurney

REGISTRATION STATEMENTS FILED UNDER THE SECURITIES ACT OF 1933:

033-23351	033-59261	333-30180	333-66757	333-111684	333-133944
033-23458	333-28679	333-33914	333-70600	333-111685	333-196391
033-27766	333-28755	333-57218	333-90516	333-111686	333-202174
033-34827	333-28769	333-63692	333-101481	333-124953

REGISTRATION STATEMENTS FILED UNDER THE INVESTMENT COMPANY ACT OF 1940:

811-05626	811-05627	811-05790	811-08524	811-09026

I hereby ratify and confirm on this 7th day of November, 2019, my signature as it may be signed by my said attorneys to any such registration statements and any and all amendments thereto.

Signature

_______________ ____/s/ Daniel G. Kilpatrick______________________
Daniel G. Kilpatrick
Director

Notary

State of New York
County of New York

On the 7th day of November in the year 2019, before me, the undersigned, personally appeared Daniel G. Kilpatrick, personally known to me or proved to me on the basis of satisfactory evidence to be the individual whose name is subscribed to the within instrument and acknowledged to me that he executed the same in his capacity, and that by his signature on the instrument, the individual, or the person upon behalf of which the individual acted, executed the instrument.
/s/ Patricia A. McCabe Notary Public (Seal)	Patricia A. McCabe Notary Public, State of New York No. 01MC4979287 Qualified in Nassau County Commission Expires March 25, 2023

POWER OF ATTORNEY
Pursuant to Item 601(b)(24) of Regulation SK and Rule 462(b) of the Securities Act of 1933

The undersigned, on behalf of the company set forth below, hereby constitutes and appoints the individuals set forth below and each of them individually as my true and lawful attorneys with full power to them and each of them individually to sign for me and in my name and in the capacity indicated below any and all amendments to the Registration Statements listed below filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any and all documentation necessary to deregister any such Registration Statements or to deregister any of the entities (including any issuing separate account) associated with the issuance of any such Registration Statements. By signing below, I hereby revoke all prior Powers of Attorney executed by me in relation to the Registration Statements.

COMPANY:  Venerable Insurance and Annuity Company

INDIVIDUALS WITH POWER OF ATTORNEY:  J. Neil McMurdie, Jay Lemoncelli, Timothy Brown, Colleen M. Nagurney

REGISTRATION STATEMENTS FILED UNDER THE SECURITIES ACT OF 1933:

033-23351	033-59261	333-30180	333-66757	333-111684	333-133944
033-23458	333-28679	333-33914	333-70600	333-111685	333-196391
033-27766	333-28755	333-57218	333-90516	333-111686	333-202174
033-34827	333-28769	333-63692	333-101481	333-124953

REGISTRATION STATEMENTS FILED UNDER THE INVESTMENT COMPANY ACT OF 1940:

811-05626	811-05627	811-05790	811-08524	811-09026

I hereby ratify and confirm on this 7th day of November, 2019, my signature as it may be signed by my said attorneys to any such registration statements and any and all amendments thereto.

Signature

__________ __________/s/ Brenna Haysom Romando_______________________
Brenna Haysom Romando
Director

Notary

State of New York
County of New York

On the 7th day of November in the year 2019, before me, the undersigned, personally appeared Brenna Haysom Romando, personally known to me or proved to me on the basis of satisfactory evidence to be the individual whose name is subscribed to the within instrument and acknowledged to me that she executed the same in her capacity, and that by her signature on the instrument, the individual, or the person upon behalf of which the individual acted, executed the instrument.
/s/ Patricia A. McCabe Notary Public (Seal)	Patricia A. McCabe Notary Public, State of New York No. 01MC4979287 Qualified in Nassau County Commission Expires March 25, 2023

POWER OF ATTORNEY
Pursuant to Item 601(b)(24) of Regulation SK and Rule 462(b) of the Securities Act of 1933

The undersigned, on behalf of the company set forth below, hereby constitutes and appoints the individuals set forth below and each of them individually as my true and lawful attorneys with full power to them and each of them individually to sign for me and in my name and in the capacity indicated below any and all amendments to the Registration Statements listed below filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any and all documentation necessary to deregister any such Registration Statements or to deregister any of the entities (including any issuing separate account) associated with the issuance of any such Registration Statements. By signing below, I hereby revoke all prior Powers of Attorney executed by me in relation to the Registration Statements.

COMPANY:  Venerable Insurance and Annuity Company

INDIVIDUALS WITH POWER OF ATTORNEY:  J. Neil McMurdie, Jay Lemoncelli, Timothy Brown, Colleen M. Nagurney

REGISTRATION STATEMENTS FILED UNDER THE SECURITIES ACT OF 1933:

033-23351	033-59261	333-30180	333-66757	333-111684	333-133944
033-23458	333-28679	333-33914	333-70600	333-111685	333-196391
033-27766	333-28755	333-57218	333-90516	333-111686	333-202174
033-34827	333-28769	333-63692	333-101481	333-124953

REGISTRATION STATEMENTS FILED UNDER THE INVESTMENT COMPANY ACT OF 1940:

811-05626	811-05627	811-05790	811-08524	811-09026

I hereby ratify and confirm on this 7th day of November, 2019, my signature as it may be signed by my said attorneys to any such registration statements and any and all amendments thereto.

Signature

______________________/s/ Nedim Sadaka______________________
Nedim (Ned) Sadaka
Director

Notary

State of New York
County of New York

On the 7th day of November in the year 2019, before me, the undersigned, personally appeared Nedim (Ned) Sadaka, personally known to me or proved to me on the basis of satisfactory evidence to be the individual whose name is subscribed to the within instrument and acknowledged to me that he executed the same in his capacity, and that by his signature on the instrument, the individual, or the person upon behalf of which the individual acted, executed the instrument.
/s/ Patricia A. McCabe Notary Public (Seal)	Patricia A. McCabe Notary Public, State of New York No. 01MC4979287 Qualified in Nassau County Commission Expires March 25, 2023

POWER OF ATTORNEY
Pursuant to Item 601(b)(24) of Regulation SK and Rule 462(b) of the Securities Act of 1933

The undersigned, on behalf of the company set forth below, hereby constitutes and appoints the individuals set forth below and each of them individually as my true and lawful attorneys with full power to them and each of them individually to sign for me and in my name and in the capacity indicated below any and all amendments to the Registration Statements listed below filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any and all documentation necessary to deregister any such Registration Statements or to deregister any of the entities (including any issuing separate account) associated with the issuance of any such Registration Statements. By signing below, I hereby revoke all prior Powers of Attorney executed by me in relation to the Registration Statements.

COMPANY:  Venerable Insurance and Annuity Company

INDIVIDUALS WITH POWER OF ATTORNEY:  J. Neil McMurdie, Jay Lemoncelli, Timothy Brown, Colleen M. Nagurney

REGISTRATION STATEMENTS FILED UNDER THE SECURITIES ACT OF 1933:

033-23351	033-59261	333-30180	333-66757	333-111684	333-133944
033-23458	333-28679	333-33914	333-70600	333-111685	333-196391
033-27766	333-28755	333-57218	333-90516	333-111686	333-202174
033-34827	333-28769	333-63692	333-101481	333-124953

REGISTRATION STATEMENTS FILED UNDER THE INVESTMENT COMPANY ACT OF 1940:

811-05626	811-05627	811-05790	811-08524	811-09026

I hereby ratify and confirm on this 7th day of November, 2019, my signature as it may be signed by my said attorneys to any such registration statements and any and all amendments thereto.

Signature

___________ ________/s/ Howard L. Shecter______________________
Howard L. Shecter
Director

Notary

State of New York
County of New York

On the 7th day of November in the year 2019, before me, the undersigned, personally appeared Howard L. Shecter, personally known to me or proved to me on the basis of satisfactory evidence to be the individual whose name is subscribed to the within instrument and acknowledged to me that he executed the same in his capacity, and that by his signature on the instrument, the individual, or the person upon behalf of which the individual acted, executed the instrument.
/s/ Patricia A. McCabe Notary Public (Seal)	Patricia A. McCabe Notary Public, State of New York No. 01MC4979287 Qualified in Nassau County Commission Expires March 25, 2023

POWER OF ATTORNEY
Pursuant to Item 601(b)(24) of Regulation SK and Rule 462(b) of the Securities Act of 1933

The undersigned, on behalf of the company set forth below, hereby constitutes and appoints the individuals set forth below and each of them individually as my true and lawful attorneys with full power to them and each of them individually to sign for me and in my name and in the capacity indicated below any and all amendments to the Registration Statements listed below filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any and all documentation necessary to deregister any such Registration Statements or to deregister any of the entities (including any issuing separate account) associated with the issuance of any such Registration Statements. By signing below, I hereby revoke all prior Powers of Attorney executed by me in relation to the Registration Statements.

COMPANY:  Venerable Insurance and Annuity Company

INDIVIDUALS WITH POWER OF ATTORNEY:  J. Neil McMurdie, Jay Lemoncelli, Timothy Brown, Colleen M. Nagurney

REGISTRATION STATEMENTS FILED UNDER THE SECURITIES ACT OF 1933:

033-23351	033-59261	333-30180	333-66757	333-111684	333-133944
033-23458	333-28679	333-33914	333-70600	333-111685	333-196391
033-27766	333-28755	333-57218	333-90516	333-111686	333-202174
033-34827	333-28769	333-63692	333-101481	333-124953

REGISTRATION STATEMENTS FILED UNDER THE INVESTMENT COMPANY ACT OF 1940:

811-05626	811-05627	811-05790	811-08524	811-09026

I hereby ratify and confirm on this 7th day of November, 2019, my signature as it may be signed by my said attorneys to any such registration statements and any and all amendments thereto.

Signature

_____________ ______/s/ Vishal N. Sheth______________________
Vishal N. Sheth
Director

Notary

State of New York
County of New York

On the 7th day of November in the year 2019, before me, the undersigned, personally appeared Vishal N. Sheth, personally known to me or proved to me on the basis of satisfactory evidence to be the individual whose name is subscribed to the within instrument and acknowledged to me that he executed the same in his capacity, and that by his signature on the instrument, the individual, or the person upon behalf of which the individual acted, executed the instrument.
/s/ Patricia A. McCabe Notary Public (Seal)	Patricia A. McCabe Notary Public, State of New York No. 01MC4979287 Qualified in Nassau County Commission Expires March 25, 2023